ISSUED DEBT SECURITIES - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024 ARS ($) Rate	Dec. 31, 2023 ARS ($) Rate	Sep. 30, 2024 USD ($) Rate
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 194,294,170	$ 186,896,801
Grupo Financiero Galicia S.A.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Debt Securities	$ 181,669,506	155,577,771
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value			$ 250,000
Term	120 months
XIV | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 44,640,963
Term	6 months
Rate | Rate	4.50%		4.50%
Debt Securities	$ 42,901,831
XV | Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 42,106,850
Term	6 months
Rate | Rate	3.95%		3.95%
Debt Securities	$ 42,726,539
LX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 27,381,323	$ 27,381,323
Term	366 days	366 days
Rate | Rate	5.00%	5.00%	5.00%
Debt Securities	$ 28,389,339	$ 48,304,758
LXI | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 35,000,000
Term	366 days
Rate | Rate	3.50%		3.50%
Debt Securities	$ 36,509,737
LXII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value	$ 35,000,000
Term	270 days
Rate | Rate	5.50%		5.50%
Debt Securities	$ 31,142,060
LI Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 3,284,942
Term		730 days
Rate | Rate		6.00%
Debt Securities		$ 5,549,687
LIII Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 4,192,612
Term		730 days
Rate | Rate		5.25%
Debt Securities		$ 7,510,051
LIV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 4,779,859
Term		730 days
Rate | Rate		4.99%
Debt Securities		$ 12,448,524
LV Serie II | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 10,141,234
Term		548 days
Rate | Rate		3.00%
Debt Securities		$ 12,489,778
LVII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 12,512,200
Term		365 days
Rate | Rate		4.50%
Debt Securities		$ 22,434,392
LVIII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 12,214,678
Term		366 days
Rate | Rate		5.00%
Debt Securities		$ 9,355,914
LIX | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 12,072,087
Term		366 days
Rate | Rate		5.00%
Debt Securities		$ 25,150,161
LII | Tarjeta Naranja S.A.U.
Disclosure of subordinated Debt Securities Outstanding [Line Items]
Face Value		$ 7,500
Term		770 days
Rate | Rate		5.00%
Debt Securities		$ 12,334,506